Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Income Taxes
Teekay and a majority of its subsidiaries are not subject to income tax in the jurisdictions in which they are incorporated because they do not conduct business or operate in those jurisdictions. However, among others, the Company’s U.K. and Norwegian subsidiaries are subject to income taxes.

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31, 2016 $	December 31, 2015 $
Deferred tax assets:
Vessels and equipment	40,928	43,289
Tax losses carried forward(1)	276,291	321,648
Other	17,075	22,141
Total deferred tax assets	334,294	387,078
Deferred tax liabilities:
Vessels and equipment	5,974	10,577
Long-term debt	1,691	3,218
Other	11,626	15,090
Total deferred tax liabilities	19,291	28,885
Net deferred tax assets	315,003	358,193
Valuation allowance	(290,015)	(322,491)
Net deferred tax assets	24,988	35,702

Net deferred tax assets are presented in other non-current assets and other long term liabilities in the accompanying consolidated balance sheets. Certain of the balances in the comparative columns above have been adjusted with no impact on the amount of the net deferred tax assets.

(1)
Substantially all of the Company’s net operating loss carryforwards of $1.26 billion relate primarily to its Norwegian, U.K., Spanish, and Luxembourg subsidiaries and, to a lesser extent, to its Australian ship-owning subsidiaries. These net operating loss carryforwards are available to offset future taxable income in the respective jurisdictions, and can be carried forward indefinitely. The Company also has $36.4 million in disallowed finance costs that relate to its Spanish subsidiaries and are available to offset future taxable income in Spain and can also be carried forward indefinitely.

The components of the provision for income taxes are as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Current	(14,424)	(10,440)	(6,460)
Deferred	(10,044)	27,207	(3,713)
Income tax (expense) recovery	(24,468)	16,767	(10,173)

The Company operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Net income before taxes	111,132	388,693	134,175
Net income (loss) not subject to taxes	57,862	252,604	(80,454)
Net income subject to taxes	53,270	136,089	214,629
At applicable statutory tax rates	5,996	32,750	39,382
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	18,198	(49,789)	(28,027)
Other	274	272	(1,182)
Tax expense (recovery) related to the current year	24,468	(16,767)	10,173

The following is a roll-forward of the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from January 1, 2014 to December 31, 2016:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Balance of unrecognized tax benefits as at January 1	18,390	20,335	20,304
Increases for positions related to the current year	6,422	4,578	3,643
Changes for positions taken in prior years	(3,729)	(2,965)	1,015
Decreases related to statute of limitations	(1,591)	(3,558)	(4,627)
Balance of unrecognized tax benefits as at December 31	19,492	18,390	20,335

The majority of the net increase for positions relates to the potential tax on freight income on an increased number of voyages for the year ended December 31, 2016.

The Company does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected. The tax years 2007 through 2016 remain open to examination by some of the major jurisdictions in which the Company is subject to tax.

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. The interest and penalties on unrecognized tax benefits are included in the roll-forward schedule above and are approximately an increase of $1.2 million in 2016, net of statute barred liabilities, and a reduction of $0.3 million in 2015 and $1.6 million in 2014.